Distribution Date:	09/17/21	WFRBS Commercial Mortgage Trust 2012-C8
Determination Date:	09/13/21
Next Distribution Date:	10/18/21
Record Date:	08/31/21	Commercial Mortgage Pass-Through Certificates
Series 2012-C8

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Anthony Sfarra	(212) 214-5613	Anthony.Sfarra@wellsfargo.com
Certificate Interest Reconciliation Detail	4		375 Park Avenue,2nd Floor, J0127-023 | New York, NY 10152
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	13-15		200 S. Biscayne Blvd.,Suite 3550 | Miami, FL 33131
Mortgage Loan Detail (Part 2)	16-18	Trust Advisor	Pentalpha Surveillance LLC
Principal Prepayment Detail	19		Don Simon	(203) 660-6100
Historical Detail	20		PO Box 4839, | Greenwich, CT 06831
Delinquency Loan Detail	21	Certificate Administrator	Wells Fargo Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	22				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 1	23		9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 2	24	Trustee	Deutsche Bank Trust Company Americas
Modified Loan Detail	25		Karlene Benvenuto		karlene.benvenuto@db.com
Historical Liquidated Loan Detail	26		1761 East St. Andrew Place, | Santa Ana, CA 92705
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

?? Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	92936YAA9	0.864000%	97,008,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	92936YAB7	1.881000%	187,668,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	92936YAC5	3.001000%	414,057,000.00	414,057,000.00	0.00	1,035,487.55	0.00	0.00	1,035,487.55	414,057,000.00	43.47%	30.00%
A-FL	92936YAH4	1.092750%	115,000,000.00	89,106,167.52	0.00	83,847.05	0.00	0.00	83,847.05	89,106,167.52	43.47%	30.00%
A-FX	92936YBB6	2.960000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	92936YAD3	2.559000%	96,932,000.00	6,642,782.59	2,338,509.11	14,165.73	0.00	0.00	2,352,674.84	4,304,273.48	43.47%	30.00%
A-S	92936YAE1	3.660000%	113,833,000.00	113,833,000.00	0.00	347,190.65	0.00	0.00	347,190.65	113,833,000.00	30.79%	21.25%
B	92936YAF8	4.311000%	66,674,000.00	66,674,000.00	0.00	239,526.35	0.00	0.00	239,526.35	66,674,000.00	23.36%	16.13%
C	92936YAG6	5.045782%	43,907,000.00	43,907,000.00	0.00	184,620.97	0.00	0.00	184,620.97	43,907,000.00	18.47%	12.75%
D	92936YAP6	5.045782%	26,019,000.00	26,019,000.00	0.00	109,405.17	0.00	0.00	109,405.17	26,019,000.00	15.58%	10.75%
E	92936YAR2	5.045782%	45,533,000.00	45,533,000.00	0.00	191,458.00	0.00	0.00	191,458.00	45,533,000.00	10.50%	7.25%
F	92936YAT8	5.045782%	22,767,000.00	22,767,000.00	0.00	95,731.10	0.00	0.00	95,731.10	22,767,000.00	7.97%	5.50%
G	92936YAV3	5.045782%	26,019,000.00	26,019,000.00	0.00	109,405.17	0.00	0.00	109,405.17	26,019,000.00	5.07%	3.50%
H	92936YAX9	5.045782%	45,533,580.00	45,506,891.37	0.00	169,248.02	0.00	0.00	169,248.02	45,506,891.37	0.00%	0.00%
V	92936YBD2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	92936YAZ4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,300,950,580.00	900,064,841.48	2,338,509.11	2,580,085.76	0.00	0.00	4,918,594.87	897,726,332.37

Notional Certificates
X-A	92936YAK7	1.935061%	1,024,498,000.00	623,638,950.11	0.00	1,005,649.47	0.00	0.00	1,005,649.47	621,300,441.00
X-B	92936YAM3	0.734782%	66,674,000.00	66,674,000.00	0.00	40,825.73	0.00	0.00	40,825.73	66,674,000.00
Notional SubTotal			1,091,172,000.00	690,312,950.11	0.00	1,046,475.20	0.00	0.00	1,046,475.20	687,974,441.00

Deal Distribution Total					2,338,509.11	3,626,560.96	0.00	0.00	5,965,070.07

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

?? Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	92936YAA9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	92936YAB7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	92936YAC5	1,000.00000000	0.00000000	2.50083334	0.00000000	0.00000000	0.00000000	0.00000000	2.50083334	1,000.00000000
A-FL	92936YAH4	774.83623930	0.00000000	0.72910478	0.00000000	0.00000000	0.00000000	0.00000000	0.72910478	774.83623930
A-FX	92936YBB6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	92936YAD3	68.53033663	24.12525389	0.14614090	0.00000000	0.00000000	0.00000000	0.00000000	24.27139479	44.40508274
A-S	92936YAE1	1,000.00000000	0.00000000	3.05000000	0.00000000	0.00000000	0.00000000	0.00000000	3.05000000	1,000.00000000
B	92936YAF8	1,000.00000000	0.00000000	3.59250007	0.00000000	0.00000000	0.00000000	0.00000000	3.59250007	1,000.00000000
C	92936YAG6	1,000.00000000	0.00000000	4.20481859	0.00000000	0.00000000	0.00000000	0.00000000	4.20481859	1,000.00000000
D	92936YAP6	1,000.00000000	0.00000000	4.20481840	0.00000000	0.00000000	0.00000000	0.00000000	4.20481840	1,000.00000000
E	92936YAR2	1,000.00000000	0.00000000	4.20481848	0.00000000	0.00000000	0.00000000	0.00000000	4.20481848	1,000.00000000
F	92936YAT8	1,000.00000000	0.00000000	4.20481838	0.00000000	0.00000000	0.00000000	0.00000000	4.20481838	1,000.00000000
G	92936YAV3	1,000.00000000	0.00000000	4.20481840	0.00000000	0.00000000	0.00000000	0.00000000	4.20481840	1,000.00000000
H	92936YAX9	999.41386928	0.00000000	3.71699348	0.48536047	41.21713931	0.00000000	0.00000000	3.71699348	999.41386928
V	92936YBD2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	92936YAZ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	92936YAK7	608.72637146	0.00000000	0.98160218	0.00000000	0.00000000	0.00000000	0.00000000	0.98160218	606.44378125
X-B	92936YAM3	1,000.00000000	0.00000000	0.61231859	0.00000000	0.00000000	0.00000000	0.00000000	0.61231859	1,000.00000000

?? Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	08/01/21 - 08/30/21	30	0.00	1,035,487.55	0.00	1,035,487.55	0.00	0.00	0.00	1,035,487.55	0.00
A-FL	08/17/21 - 09/16/21	31	0.00	83,847.05	0.00	83,847.05	0.00	0.00	0.00	83,847.05	0.00
A-FX	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	08/01/21 - 08/30/21	30	0.00	14,165.73	0.00	14,165.73	0.00	0.00	0.00	14,165.73	0.00
A-S	08/01/21 - 08/30/21	30	0.00	347,190.65	0.00	347,190.65	0.00	0.00	0.00	347,190.65	0.00
B	08/01/21 - 08/30/21	30	0.00	239,526.35	0.00	239,526.35	0.00	0.00	0.00	239,526.35	0.00
C	08/01/21 - 08/30/21	30	0.00	184,620.97	0.00	184,620.97	0.00	0.00	0.00	184,620.97	0.00
D	08/01/21 - 08/30/21	30	0.00	109,405.17	0.00	109,405.17	0.00	0.00	0.00	109,405.17	0.00
E	08/01/21 - 08/30/21	30	0.00	191,458.00	0.00	191,458.00	0.00	0.00	0.00	191,458.00	0.00
F	08/01/21 - 08/30/21	30	0.00	95,731.10	0.00	95,731.10	0.00	0.00	0.00	95,731.10	0.00
G	08/01/21 - 08/30/21	30	0.00	109,405.17	0.00	109,405.17	0.00	0.00	0.00	109,405.17	0.00
H	08/01/21 - 08/30/21	30	1,854,663.71	191,348.22	0.00	191,348.22	22,100.20	0.00	0.00	169,248.02	1,876,763.91
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	08/01/21 - 08/30/21	30	0.00	1,005,649.47	0.00	1,005,649.47	0.00	0.00	0.00	1,005,649.47	0.00
X-B	08/01/21 - 08/30/21	30	0.00	40,825.73	0.00	40,825.73	0.00	0.00	0.00	40,825.73	0.00
Totals			1,854,663.71	3,648,661.16	0.00	3,648,661.16	22,100.20	0.00	0.00	3,626,560.96	1,876,763.91

?? Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 29

Additional Information

Total Available Distribution Amount (1)	5,965,070.07
Benchmark: 1-Month LIBOR
Current Period %	0.092750
Next Period %	0.084130
(1) The Available Distribution Amount includes any Prepayment Penalties.

?? Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,817,039.94	Master Servicing Fee	28,113.70
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,534.43
Interest Adjustments	0.00	Trustee Fee	178.26
Deferred Interest	0.00	Trust Advisor Fee	1,604.25
ARD Interest	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,817,039.94	Total Fees	32,430.64

Principal		Expenses/Reimbursements
Scheduled Principal	1,800,882.81	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	7,577.52
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	14,522.68
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	537,626.30	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	2,338,509.11	Total Expenses/Reimbursements	22,100.20

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,626,560.96
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	2,338,509.11
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	135,948.16
Total Other Collected	0.00	Total Payments to Certificateholders and Others	6,101,018.23
Total Funds Collected	6,155,549.05	Total Funds Distributed	6,155,549.07

?? Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	900,064,841.48	900,064,841.48	Beginning Certificate Balance	900,064,841.48
(-) Scheduled Principal Collections	1,800,882.81	1,800,882.81	(-) Principal Distributions	2,338,509.11
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	537,626.30	537,626.30	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	897,726,332.37	897,726,332.37	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	901,710,065.66	901,710,065.66	Ending Certificate Balance	897,726,332.37
Ending Actual Collateral Balance	900,055,414.27	900,055,414.27

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.05
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

?? Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	27	196,052,132.93	21.84%	8	5.1063	NAP	Defeased	27	196,052,132.93	21.84%	8	5.1063	NAP
2,000,000 or less	3	3,600,678.63	0.40%	9	5.4820	1.930561	1.20 or less	8	184,909,346.17	20.60%	6	4.9571	1.070076
2,000,001 to 3,000,000	4	10,775,412.16	1.20%	9	4.9886	2.858144	1.21 to 1.30	2	46,074,034.50	5.13%	11	4.8131	1.225777
3,000,001 to 4,000,000	2	6,249,945.11	0.70%	9	5.1751	2.891788	1.31 to 1.40	2	9,797,916.43	1.09%	9	4.8772	1.368862
4,000,001 to 5,000,000	4	18,263,254.63	2.03%	8	4.9628	2.597433	1.41 to 1.50	2	70,861,513.02	7.89%	10	5.3430	1.430596
5,000,001 to 6,000,000	3	16,961,645.53	1.89%	10	5.2181	2.221917	1.51 to 1.60	2	30,441,825.44	3.39%	10	5.0533	1.562048
6,000,001 to 7,000,000	2	12,611,122.08	1.40%	8	5.3751	0.987673	1.61 to 1.70	0	0.00	0.00%	0	0.0000	0.000000
7,000,001 to 8,000,000	4	29,871,018.51	3.33%	9	4.8385	1.949640	1.71 to 1.80	0	0.00	0.00%	0	0.0000	0.000000
8,000,001 to 9,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81 to 1.90	1	131,351,176.40	14.63%	10	4.6750	1.907300
9,000,001 to 10,000,000	1	9,287,311.56	1.03%	10	4.8700	0.421000	1.91 to 2.00	1	4,935,639.24	0.55%	8	5.2600	1.921800
10,000,001 to 15,000,000	5	60,224,189.32	6.71%	9	4.8970	1.698773	2.01 to 2.25	7	58,942,366.67	6.57%	10	4.9572	2.173224
15,000,001 to 20,000,000	3	49,033,895.00	5.46%	10	4.8676	1.651422	2.26 or Greater	14	164,360,381.57	18.31%	9	4.6797	2.965448
20,000,001 to 30,000,000	1	26,704,180.03	2.97%	10	4.6700	1.442000	Totals	66	897,726,332.37	100.00%	9	4.9247	1.762075
30,000,001 to 50,000,000	3	123,774,349.44	13.79%	10	5.0827	1.997289
50,000,001 to 80,000,000	3	202,966,021.04	22.61%	7	4.8085	1.759455
80,000,001 to 90,000,000	0	0.00	0.00%	0	0.0000	0.000000
90,000,001 or Greater	1	131,351,176.40	14.63%	10	4.6750	1.907300
Totals	66	897,726,332.37	100.00%	9	4.9247	1.762075
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

?? Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	40	196,052,132.93	21.84%	8	5.1063	NAP
							Defeased	40	196,052,132.93	21.84%	8	5.1063	NAP
California	5	115,130,980.42	12.82%	5	5.0428	1.477915
							Industrial	4	36,661,417.98	4.08%	10	4.8065	2.611930
Colorado	1	4,542,406.66	0.51%	9	4.4500	2.296300
							Lodging	5	39,157,294.47	4.36%	9	5.2329	1.101866
Florida	2	15,822,106.58	1.76%	10	4.4048	2.734314
							Mobile Home Park	1	1,075,420.23	0.12%	10	5.2500	2.581000
Georgia	3	72,176,539.36	8.04%	8	4.7637	1.510553
							Multi-Family	2	13,917,225.69	1.55%	8	4.7526	2.632017
Indiana	1	2,925,221.27	0.33%	10	4.8000	3.903300
							Office	7	233,233,016.81	25.98%	10	4.9007	2.049892
Maryland	3	56,525,927.03	6.30%	10	4.7023	2.029804
							Retail	22	359,810,674.40	40.08%	8	4.8138	1.627650
Massachusetts	2	21,061,405.00	2.35%	10	4.5400	2.907500
							Self Storage	5	17,819,149.86	1.98%	8	5.1614	2.813416
Michigan	1	3,126,730.29	0.35%	10	5.3000	2.160200
							Totals	86	897,726,332.37	100.00%	9	4.9247	1.762075
Nevada	1	3,123,214.82	0.35%	8	5.0500	3.624200

New Jersey	2	38,703,780.00	4.31%	9	4.6760	3.226341

New York	2	132,714,218.09	14.78%	10	4.6814	1.898633

North Carolina	1	5,049,231.16	0.56%	10	5.0300	2.393200

Pennsylvania	1	13,620,895.00	1.52%	10	4.5400	2.907500

South Carolina	2	4,033,034.06	0.45%	8	5.2907	2.210880

Tennessee	1	4,700,000.00	0.52%	9	4.7300	3.353000

Texas	7	72,304,741.00	8.05%	10	4.9334	1.476492

Utah	1	10,523,814.30	1.17%	10	4.9900	0.150200

Virginia	6	53,950,540.25	6.01%	10	4.9822	1.579652

Washington	4	71,639,414.15	7.98%	10	5.3987	1.494732

Totals	86	897,726,332.37	100.00%	9	4.9247	1.762075

Note: Please refer to footnotes on the next page of the report.

?? Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	27	196,052,132.93	21.84%	8	5.1063	NAP	Defeased	27	196,052,132.93	21.84%	8	5.1063	NAP
	4.500% or less	2	11,918,368.24	1.33%	9	4.3262	2.444644	3 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	10	358,542,485.32	39.94%	10	4.6600	2.140014	4 months or greater	39	701,674,199.44	78.16%	9	4.8740	1.841581
	4.751% to 5.000%	11	150,350,163.70	16.75%	9	4.8497	1.482517	Totals	66	897,726,332.37	100.00%	9	4.9247	1.762075
	5.001% or 5.250%	7	101,897,476.72	11.35%	5	5.1034	1.432848
	5.251% or 5.500%	5	21,583,397.96	2.40%	9	5.3728	1.988835
	5.501% to 5.750%	2	50,084,922.33	5.58%	10	5.7500	1.499279
	5.751% to 6.000%	1	1,162,216.71	0.13%	9	5.9100	2.345700
	6.001% or Greater	1	6,135,168.46	0.68%	6	6.1300	0.998200
	Totals	66	897,726,332.37	100.00%	9	4.9247	1.762075
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

?? Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	27	196,052,132.93	21.84%	8	5.1063	NAP	Defeased	27	196,052,132.93	21.84%	8	5.1063	NAP
	84 months or less	39	701,674,199.44	78.16%	9	4.8740	1.841581	Interest Only	2	109,110,000.00	12.15%	10	4.6114	3.074904
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	240 months or less	13	177,138,099.60	19.73%	7	5.2942	1.293368
	Totals	66	897,726,332.37	100.00%	9	4.9247	1.762075	241 to 300 months	24	415,426,099.84	46.28%	10	4.7638	1.751413
								301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	66	897,726,332.37	100.00%	9	4.9247	1.762075
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

?? Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	27	196,052,132.93	21.84%	8	5.1063	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	37	695,969,576.07	77.53%	9	4.8750	1.837772
	13 months to 24 months	2	5,704,623.37	0.64%	9	4.7474	2.306364
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	66	897,726,332.37	100.00%	9	4.9247	1.762075
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

?? Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 12 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	310914767	OF	New York	NY	Actual/360	4.67525%	529,769.76	245,934.60	0.00	N/A	07/01/22	--	131,597,111.00	131,351,176.40	09/01/21
3	310916055	RT	Northridge	CA	Actual/360	5.09725%	326,473.23	167,443.28	0.00	N/A	12/01/21	--	74,383,010.14	74,215,566.86	09/01/21
4	639100002	RT	Kennesaw	GA	Actual/360	4.75725%	251,072.63	652,002.22	537,626.30	N/A	05/01/22	--	61,292,456.40	60,640,454.18	07/01/21
5	440000111	Various Various		Various	Actual/360	4.54025%	266,272.26	0.00	0.00	07/01/22	07/01/42	--	68,110,000.00	68,110,000.00	10/01/21
6	310915872	OF	Richland	WA	Actual/360	5.75025%	219,538.75	181,489.73	0.00	N/A	07/01/22	--	44,338,822.72	44,157,332.99	09/01/21
7	440000126	RT	Houston	TX	Actual/360	4.69425%	156,381.78	71,660.20	0.00	N/A	08/01/22	--	38,688,676.65	38,617,016.45	09/01/21
9	310915356	OF	Various	Various	Actual/360	4.73025%	166,995.28	0.00	0.00	06/01/22	06/01/32	--	41,000,000.00	41,000,000.00	09/01/21
10	616100010	OF	Spokane	WA	Actual/360	4.86025%	124,362.78	49,975.60	0.00	N/A	07/01/22	--	29,716,314.35	29,666,338.75	09/01/21
11	440000123	RT	Olney	MD	Actual/360	4.67025%	107,604.67	53,906.64	0.00	N/A	07/01/22	--	26,758,086.67	26,704,180.03	09/01/21
12	440000122	OF	Cleveland	OH	Actual/360	5.01025%	79,989.66	38,245.59	0.00	N/A	07/01/22	--	18,541,161.71	18,502,916.12	09/01/21
13	616100013	RT	Vancouver	WA	Actual/360	4.96025%	72,425.83	35,251.67	0.00	N/A	07/01/22	--	16,957,139.17	16,921,887.50	09/01/21
14	310915023	MU	Napa	CA	Actual/360	4.85025%	70,064.12	35,474.26	0.00	N/A	04/01/22	--	16,776,243.13	16,740,768.87	09/01/21
16	440000112	RT	Norfolk	VA	Actual/360	4.74025%	66,543.80	35,059.93	0.00	N/A	07/01/22	--	16,303,095.43	16,268,035.50	09/01/21
17	310913948	IN	Silver Spring	MD	Actual/360	4.90025%	66,973.26	28,557.55	0.00	N/A	07/01/22	--	15,872,529.55	15,843,972.00	09/01/21
18	310914702	RT	Riverside	CA	Actual/360	4.65025%	59,953.35	32,861.27	0.00	N/A	06/01/22	--	14,972,740.13	14,939,878.86	09/01/21
20	670915609	RT	Ladera Heights	CA	Actual/360	5.17025%	60,311.33	27,250.13	0.00	N/A	07/01/22	--	13,547,188.07	13,519,937.94	09/01/21
21	616100021	LO	Sandy	UT	Actual/360	4.99025%	45,366.59	34,058.44	0.00	N/A	07/01/22	--	10,557,872.74	10,523,814.30	09/01/21
22	310914880	MF	Houston	TX	Actual/360	4.74025%	44,943.84	19,144.66	0.00	N/A	05/01/22	--	11,011,149.08	10,992,004.42	09/01/21
23	310913089	OF	Richmond	VA	Actual/360	4.97025%	43,952.19	21,316.55	0.00	N/A	07/01/22	--	10,269,870.35	10,248,553.80	09/01/21
24	440000116	LO	Alexandria	VA	Actual/360	4.87025%	39,075.10	30,458.34	0.00	N/A	07/01/22	--	9,317,769.90	9,287,311.56	09/01/21
25	310913790	RT	Elk Grove	CA	Actual/360	5.55025%	47,070.19	19,157.69	0.00	N/A	03/01/22	--	9,849,037.92	9,829,880.23	09/01/21
26	310913724	IN	Allendale	NJ	Actual/360	5.45025%	45,777.22	19,158.21	0.00	N/A	12/01/21	--	9,754,246.70	9,735,088.49	09/01/21
27	310915414	MH	Mesa	AZ	Actual/360	5.25025%	40,801.85	17,925.01	0.00	N/A	07/01/22	--	9,025,293.63	9,007,368.62	09/01/21
28	790914522	OF	Long Beach	CA	Actual/360	4.98025%	37,752.78	18,485.22	0.00	N/A	02/01/22	--	8,803,601.38	8,785,116.16	09/01/21
29	310914667	IN	Various	Various	Actual/360	5.16025%	29,884.06	36,998.58	0.00	N/A	03/01/22	--	6,725,594.57	6,688,595.99	09/01/21
31	616100031	MH	Brunswick	ME	Actual/360	5.18025%	35,889.43	16,158.79	0.00	N/A	07/01/22	--	8,045,955.32	8,029,796.53	09/01/21
32	616100032	RT	Houston	TX	Actual/360	5.43025%	34,975.16	22,966.69	0.00	N/A	07/01/22	--	7,479,984.74	7,457,018.05	09/01/21
33	440000120	LO	Alexandria	VA	Actual/360	4.87025%	30,643.96	23,886.41	0.00	N/A	07/01/22	--	7,307,297.22	7,283,410.81	08/01/21

?? Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 13 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
34	820915477	RT	Selma	CA	Actual/360	4.80025%	32,121.38	16,672.50	0.00	N/A	06/01/22	--	7,771,300.57	7,754,628.07	09/01/21
35	440000119	MF	Cleveland	OH	Actual/360	4.90025%	30,324.37	23,415.22	0.00	N/A	07/01/22	--	7,186,816.82	7,163,401.60	09/01/21
36	440000121	MF	North Charleston	SC	Actual/360	5.70025%	37,961.09	14,274.95	0.00	N/A	07/01/22	--	7,734,007.82	7,719,732.87	09/01/21
37	616100037	RT	Athens	AL	Actual/360	5.15025%	21,953.39	9,989.14	0.00	N/A	04/01/22	--	4,950,341.06	4,940,351.92	09/01/21
38	616100038	RT	Cordele	GA	Actual/360	5.15025%	10,901.15	7,789.77	0.00	N/A	04/01/22	--	2,458,136.67	2,450,346.90	09/01/21
39	310915104	RT	Boynton Beach	FL	Actual/360	4.25025%	27,056.98	17,217.61	0.00	N/A	06/01/22	--	7,393,179.19	7,375,961.58	09/01/21
40	440000080	LO	San Angelo	TX	Actual/360	6.13025%	32,557.24	32,598.35	0.00	N/A	03/01/22	--	6,167,766.81	6,135,168.46	04/01/17
41	416000052	RT	Medford	OR	Actual/360	4.85025%	30,653.06	15,519.97	0.00	N/A	07/01/22	--	7,339,607.89	7,324,087.92	09/01/21
44	440000108	OF	Bellevue	WA	Actual/360	4.66025%	27,045.31	14,769.83	0.00	N/A	03/01/22	--	6,739,798.39	6,725,028.56	09/01/21
45	440000109	OF	Bellevue	WA	Actual/360	4.66025%	26,043.64	14,222.79	0.00	N/A	06/01/22	--	6,490,176.41	6,475,953.62	10/01/21
46	310915540	LO	Chesapeake	VA	Actual/360	5.75025%	29,437.66	17,745.32	0.00	N/A	06/01/22	--	5,945,334.66	5,927,589.34	09/01/21
47	810915260	SS	Various	MI	Actual/360	5.43025%	26,875.65	17,648.09	0.00	N/A	07/01/22	--	5,747,777.33	5,730,129.24	09/01/21
49	440000113	RT	Corpus Christi	TX	Actual/360	4.85025%	25,047.92	12,682.05	0.00	N/A	07/01/22	--	5,997,507.08	5,984,825.03	08/01/21
54	440000102	IN	Nazareth	PA	Actual/360	5.30025%	24,498.16	10,652.62	0.00	N/A	06/01/22	--	5,367,826.08	5,357,173.46	09/01/21
55	616100055	RT	Hinesville	GA	Actual/360	5.47025%	24,133.11	9,821.38	0.00	N/A	07/07/22	--	5,123,500.09	5,113,678.71	09/07/21
56	410915369	IN	Raleigh	NC	Actual/360	5.03025%	21,915.25	10,404.15	0.00	N/A	07/01/22	--	5,059,635.31	5,049,231.16	09/01/21
57	620914689	RT	Colorado Springs	CO	Actual/360	4.45025%	17,466.46	15,713.44	0.00	N/A	06/01/22	--	4,558,120.10	4,542,406.66	09/01/21
58	670914790	SS	Woodbridge	VA	Actual/360	5.26025%	22,400.72	9,939.44	0.00	N/A	05/01/22	--	4,945,578.68	4,935,639.24	09/01/21
60	410914022	SS	Sun Valley	CA	Actual/360	5.47025%	22,186.30	9,221.61	0.00	N/A	04/01/22	--	4,710,190.30	4,700,968.69	09/01/21
61	410915318	SS	Redmond	WA	Actual/360	4.59025%	16,178.79	9,065.12	0.00	N/A	06/01/22	--	4,093,305.16	4,084,240.04	09/01/21
62	440000110	SS	Bonita Springs	FL	Actual/360	4.92025%	16,915.45	8,351.84	0.00	N/A	07/01/22	--	3,992,632.84	3,984,281.00	09/01/21
63	440000117	MF	Lakewood	OH	Actual/360	4.90025%	15,154.02	11,701.31	0.00	N/A	07/01/22	--	3,591,472.71	3,579,771.40	09/01/21
64	410914841	SS	Various	MI	Actual/360	5.03025%	16,763.88	8,014.32	0.00	N/A	03/01/22	--	3,870,324.97	3,862,310.65	09/01/21
65	440000118	MF	Lakewood	OH	Actual/360	4.97025%	13,529.96	10,220.91	0.00	N/A	07/01/22	--	3,161,410.57	3,151,189.66	09/01/21
66	416000053	RT	Gaylord	MI	Actual/360	5.30025%	14,314.65	9,773.40	0.00	N/A	07/01/22	--	3,136,503.69	3,126,730.29	09/01/21
67	616100067	OF	Bloomfield Township	MI	Actual/360	5.56025%	15,849.17	6,253.02	0.00	N/A	07/01/22	--	3,310,340.18	3,304,087.16	09/01/21
68	410914862	IN	Sparks	NV	Actual/360	5.05025%	13,609.92	6,500.67	0.00	N/A	05/01/22	--	3,129,715.49	3,123,214.82	09/01/21
69	616100069	MH	Winter Haven	FL	Actual/360	5.13025%	13,075.95	5,991.86	0.00	N/A	07/01/22	--	2,960,034.60	2,954,042.74	09/01/21

?? Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
70	440000115	MF	Franklin	IN	Actual/360	4.80025%	12,116.73	6,246.56	0.00	N/A	07/01/22	--	2,931,467.83	2,925,221.27	09/01/21
71	440000107	SS	Smyrna	GA	Actual/360	5.00025%	12,667.83	6,120.93	0.00	N/A	06/01/22	--	2,942,206.11	2,936,085.18	09/01/21
72	310914950	RT	Hartsville	SC	Actual/360	5.04025%	12,485.32	5,984.64	0.00	N/A	05/01/22	--	2,876,801.99	2,870,817.35	09/01/21
73	416000044	RT	Buffalo	NY	Actual/360	5.30025%	6,240.52	4,328.11	0.00	N/A	05/01/22	--	1,367,369.80	1,363,041.69	09/01/21
75	616100075	RT	Fort Worth	TX	Actual/360	5.17025%	9,125.46	6,481.14	0.00	N/A	07/01/22	--	2,049,769.50	2,043,288.36	09/01/21
76	616100076	MF	Waukegan	IL	Actual/360	5.50025%	10,523.81	4,238.70	0.00	N/A	07/05/22	--	2,222,035.85	2,217,797.15	09/05/21
77	410915172	MH	Vero Beach	FL	Actual/360	5.26025%	8,574.70	3,780.90	0.00	N/A	06/01/22	--	1,893,101.52	1,889,320.62	09/01/21
78	616100078	SS	Houston	TX	Actual/360	5.55025%	7,667.65	4,859.01	0.00	N/A	07/01/22	--	1,604,390.62	1,599,531.61	09/01/21
79	616100079	MH	Whitehouse	TX	Actual/360	5.25025%	4,877.08	3,380.55	0.00	N/A	07/01/22	--	1,078,800.78	1,075,420.23	09/01/21
80	410915215	SS	Goose Creek	SC	Actual/360	5.91025%	5,925.35	2,090.63	0.00	N/A	06/01/22	--	1,164,307.34	1,162,216.71	09/01/21
Totals							3,817,039.94	2,338,509.11	537,626.30				900,064,841.48	897,726,332.37
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

?? Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	28,646,401.96	14,417,223.98	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	26,076,897.00	5,165,028.62	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	15,416,971.95	3,785,638.24	01/01/21	03/31/21	09/14/21	22,758,632.53	898,844.63	361,041.45	722,444.51	0.00	0.00
5	9,629,750.06	2,431,263.29	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	6,632,695.93	3,649,532.44	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	4,082,808.16	1,729,524.92	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	7,003,541.03	1,757,318.36	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11	3,224,924.70	1,464,144.71	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	2,035,312.00	1,593,625.00	01/01/20	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	1,839,996.72	417,837.95	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,216,647.33	685,412.75	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,595,555.21	1,287,319.05	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,782,561.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	62,633.00	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,662,922.60	924,008.92	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,627,660.84	841,072.62	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	277,112.30	411,333.70	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	1,076,061.43	493,918.72	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,549,247.47	1,847,599.59	04/01/20	03/31/21	--	0.00	0.00	54,404.52	54,404.52	0.00	0.00

?? Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
34	892,924.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	1,491,511.59	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	813,323.39	0.00	--	--	09/15/21	1,440,212.76	669,357.56	57,453.26	2,777,652.08	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	879,229.95	132,977.74	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	524,034.59	1,274,766.43	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	1,275,920.00	276,190.95	01/01/21	03/31/21	--	0.00	0.00	37,420.10	37,420.10	0.00	0.00
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	936,120.94	510,388.97	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
57	979,752.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
58	755,847.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
60	1,145,665.70	632,060.40	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
61	873,450.19	222,370.60	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
62	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
63	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
64	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
65	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
66	582,384.48	386,725.70	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
67	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
68	845,873.66	478,363.90	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
69	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

?? Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
70	773,125.81	445,575.03	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
71	765,741.15	404,484.70	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
72	525,230.08	132,009.71	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
73	261,307.20	37,452.66	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
75	259,328.26	149,574.32	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
76	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
77	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
78	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
79	298,072.44	130,005.20	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
80	217,458.00	174,221.00	01/01/19	09/30/19	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	132,473,369.37	48,351,603.17				24,198,845.29	1,568,202.19	510,319.33	3,591,921.21	0.00	0.00

?? Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

?? Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/17/21	1	60,640,454.18	0	0.00	1	6,135,168.46	0	0.00	2	66,775,622.64	0	0.00	0	0.00	0	0.00	4.924744%	4.864334%	9
08/17/21	0	0.00	0	0.00	1	6,167,766.81	0	0.00	2	67,460,223.21	0	0.00	0	0.00	0	0.00	4.924858%	4.864277%	10
07/16/21	0	0.00	0	0.00	2	67,606,559.70	0	0.00	2	67,606,559.70	0	0.00	0	0.00	0	0.00	4.925071%	4.864484%	11
06/17/21	0	0.00	0	0.00	2	67,761,414.13	0	0.00	2	67,761,414.13	0	0.00	0	0.00	0	0.00	4.925290%	4.864697%	12
05/17/21	0	0.00	0	0.00	2	67,906,444.88	0	0.00	2	67,906,444.88	0	0.00	0	0.00	0	0.00	4.925498%	4.864900%	13
04/16/21	0	0.00	0	0.00	2	68,060,041.06	0	0.00	2	68,060,041.06	0	0.00	0	0.00	0	0.00	4.925713%	4.865108%	14
03/17/21	0	0.00	1	61,873,467.85	1	6,330,309.48	0	0.00	2	68,203,777.33	0	0.00	0	0.00	0	0.00	4.925918%	4.865307%	15
02/18/21	1	62,009,488.18	0	0.00	1	6,365,117.60	0	0.00	2	68,374,605.78	0	0.00	0	0.00	0	0.00	4.926145%	4.865527%	16
01/15/21	1	9,533,764.64	0	0.00	2	68,516,980.80	0	0.00	1	6,396,508.51	0	0.00	0	0.00	0	0.00	4.926345%	4.865722%	17
12/17/20	0	0.00	0	0.00	2	68,658,738.22	0	0.00	1	6,427,734.59	0	0.00	0	0.00	0	0.00	4.926544%	4.865915%	18
11/18/20	1	75,920,204.27	0	0.00	2	68,809,180.11	0	0.00	1	6,459,890.90	0	0.00	0	0.00	0	0.00	4.926749%	4.866114%	19
10/19/20	0	0.00	0	0.00	2	68,949,671.23	0	0.00	1	6,490,784.16	0	0.00	0	0.00	0	0.00	4.926944%	4.866304%	20
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

?? Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
4	639100002	07/01/21	1	1	361,041.45	722,444.51	0.00		61,406,365.78	06/19/20	7			02/02/21
33	440000120	08/01/21	0	B	54,404.52	54,404.52	0.00		7,307,297.24
40	440000080	04/01/17	52	6	57,453.26	2,777,652.08	0.00		7,676,888.34	04/28/16	7			12/05/17
49	440000113	08/01/21	0	B	37,420.10	37,420.10	0.00		5,997,507.08
Totals					510,319.33	3,591,921.21	0.00		82,388,058.44
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

?? Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0	0
0 - 6 Months		125,976,755	119,841,587	0	6,135,168
7 - 12 Months		662,639,577	601,999,123	0	60,640,454
13 - 24 Months		0	0	0	0
25 - 36 Months		0	0	0	0
37 - 48 Months		0	0	0	0
49 - 60 Months		0	0	0	0
> 60 Months		109,110,000	109,110,000	0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-21	897,726,332	830,950,710	0	0	0	66,775,623
Aug-21	900,064,841	832,604,618	0	0	0	67,460,223
Jul-21	901,857,955	834,251,395	0	0	0	67,606,560
Jun-21	903,752,532	835,991,118	0	0	0	67,761,414
May-21	905,529,740	837,623,295	0	0	0	67,906,445
Apr-21	907,408,989	839,348,948	0	0	0	68,060,041
Mar-21	909,170,427	840,966,649	0	0	0	68,203,777
Feb-21	911,254,996	842,880,390	0	0	0	68,374,606
Jan-21	912,999,854	834,949,109	9,533,765	0	62,120,472	6,396,509
Dec-20	914,737,186	846,078,448	0	0	62,231,004	6,427,735
Nov-20	916,578,007	771,848,623	75,920,204	0	62,349,289	6,459,891
Oct-20	918,299,909	849,350,237	0	0	62,458,887	6,490,784
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

?? Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4	639100002	60,640,454.18	61,406,365.78	130,400,000.00	08/12/20	3,605,213.99	1.15090	03/31/21	05/01/22	250
40	440000080	6,135,168.46	7,676,888.34	8,600,000.00	05/18/21	780,493.39	0.99820	12/31/20	03/01/22	125
Totals		66,775,622.64	69,083,254.12	139,000,000.00		4,385,707.38

?? Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
4	639100002	RT	GA	06/19/20	7

Loan transferred to SS 6/22/20 for monetary default. The borrower indicated that operations at the collateral property had been negatively affected by the COVID-19 pandemic and was unable to perform on the loan obligations. A foreclosure was completed February 2021 with the property reverting back to the Lender. The REO is a Class B enclosed regional mall containing 559,000 SF located in Kennesaw, GA. Occupancy (owned) is currently 92.7%. SS will make a determination on stabilization of the asset and an appropriate time to market for sale.

40	440000080	LO	TX	04/28/16	7

Property was foreclosed on 12/5/2017. PIP was completed in Q1 2019. Original REO period expired in 12/2020. It was extended an additional 3 years to 12/2023. SS will continue to work with the property management company to manage and improve operations. Anticipated sale by end of 2021.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

?? Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 24 of 29

Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3	310916055	0.00	5.09703%	0.00	5.09703%	10	08/17/20	10/01/20	09/11/20
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

?? Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential									Page 25 of 29

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
42	440000106 09/15/17	7,778,077.96	11,800,000.00	8,120,411.44	257,265.64	8,120,411.44	7,863,145.80	13,724.70	0.00	(12,964.12)	26,688.82	0.31%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		7,778,077.96	11,800,000.00	8,120,411.44	257,265.64	8,120,411.44	7,863,145.80	13,724.70	0.00	(12,964.12)	26,688.82

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

?? Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 26 of 29

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
42	440000106	10/17/17	0.00	0.00	26,688.82	0.00	0.00	12,964.12	0.00	0.00	26,688.82
		09/15/17	0.00	0.00	13,724.70	0.00	0.00	13,724.70	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	26,688.82	0.00	0.00	26,688.82	0.00	0.00	26,688.82

?? Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 27 of 29

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	13,194.90	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	1,327.78	0.00	0.00	7,577.52	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	14,522.68	0.00	0.00	7,577.52	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		22,100.20

?? Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 28 of 29

Supplemental Notes
October 2020 Revision
The servicer provided a revised file that that updated the ARA amount affecting the interest payment for Class H.

?? Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 29 of 29